CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Loss for the year	$ (17,837)	$ (60,646)	$ (284,566)
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(512)	7,102	(1,001)
Total comprehensive loss for the year	(18,349)	(53,544)	(285,567)
Attributable to:
Owners of the Company	(24,740)	(41,990)	(235,032)
Non-controlling interest	$ 6,391	$ (11,554)	$ (50,535)